Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
RBC FUNDS TRUST
RBC Impact Bond Fund (the “Fund”)
Supplement dated June 22, 2022 to the RBC Impact Investment Funds Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”) dated January 28, 2022, as supplemented from time to time
This Supplement provides additional information beyond that contained in the
Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Currently, the Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in fixed income securities. Effective August 22, 2022, under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities meeting the Fund’s impact criteria, as determined by the Advisor’s impact methodology.
Effective August 22, 2022, the first sentence of the “Principal Investment Strategies” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities meeting the Fund’s impact criteria, as determined by the Advisor’s impact methodology.

RBC Impact Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
RBC FUNDS TRUST
RBC Impact Bond Fund (the “Fund”)
Supplement dated June 22, 2022 to the RBC Impact Investment Funds Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”) dated January 28, 2022, as supplemented from time to time
This Supplement provides additional information beyond that contained in the
Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
Currently, the Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in fixed income securities. Effective August 22, 2022, under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities meeting the Fund’s impact criteria, as determined by the Advisor’s impact methodology.
Effective August 22, 2022, the first sentence of the “Principal Investment Strategies” section of the Fund’s Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:
Under normal circumstances, the Fund will invest at least 80% of its assets in fixed income securities meeting the Fund’s impact criteria, as determined by the Advisor’s impact methodology.